Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	1,340	$ 1,695
International Equity Funds - 10.7%
Transamerica Emerging Markets Equity, Class I2 (B)	293,741	3,477,898
Transamerica Emerging Markets Equity, Class R6 (B)	221,599	2,639,244
Transamerica International Equity, Class I2 (B)	1,126,795	29,634,717
Transamerica International Focus, Class I2 (B)	984,940	6,707,444
Transamerica International Focus, Class R6 (B)	136,471	936,190
Transamerica International Small Cap Value, Class I2 (B)	113,523	2,109,258
Transamerica International Stock, Class I2 (B)	1,580,554	25,099,192
Transamerica International Stock, Class R6 (B)	242,620	3,852,797
		74,456,740
International Fixed Income Funds - 2.4%
Transamerica Emerging Markets Debt, Class I2 (B)	1,320,149	13,095,879
Transamerica Emerging Markets Debt, Class R6 (B)	367,770	3,655,630
		16,751,509
U.S. Equity Funds - 26.5%
Transamerica Capital Growth, Class I2 (A)(B)	420,430	5,259,576
Transamerica Capital Growth, Class R6 (A)(B)	23,073	288,639
Transamerica Large Cap Value, Class I2 (B)	4,241,962	76,482,575
Transamerica Large Cap Value, Class R6 (B)	49,700	896,590
Transamerica Mid Cap Growth, Class I2 (B)	234,703	2,034,878
Transamerica Mid Cap Growth, Class R6 (B)	298,990	2,586,262
Transamerica Mid Cap Value Opportunities, Class I2 (B)	262,585	2,715,132
Transamerica Mid Cap Value Opportunities, Class R6 (B)	113,511	1,190,735
Transamerica Small Cap Growth, Class I2 (B)	402,563	2,185,917
Transamerica Small Cap Growth, Class R6 (B)	193,444	1,048,465
Transamerica Small Cap Value, Class I2 (B)	401,118	2,202,138
Transamerica Small Cap Value, Class R6 (B)	243,340	1,360,269
Transamerica Sustainable Equity Income, Class I2 (B)	605,829	5,531,216
Transamerica US Growth, Class I2 (B)	2,383,499	80,943,629
Transamerica US Growth, Class R6 (B)	12,778	433,828
		185,159,849
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 58.3%
Transamerica Bond, Class I2 (B)	9,668,292	$ 78,893,263
Transamerica Bond, Class R6 (B)	2,834,185	23,070,266
Transamerica Core Bond, Class I2 (B)	30,171,998	261,892,943
Transamerica Floating Rate, Class I2 (B)	580,662	5,092,404
Transamerica High Yield Bond, Class I2 (B)	36,103	298,213
Transamerica High Yield Bond, Class R6 (B)	202,012	1,668,618
Transamerica Inflation Opportunities, Class I2 (B)	2,361,128	23,304,336
Transamerica Long Credit, Class I2 (B)	1,449,082	13,664,843
Transamerica Short-Term Bond, Class I2 (B)	673	6,677
		407,891,563
U.S. Mixed Allocation Fund - 0.8%
Transamerica Energy Infrastructure, Class I2 (B)	559,954	5,263,564
Total Investment Companies (Cost $615,809,875)		689,524,920
EXCHANGE-TRADED FUND - 0.2%
U.S. Equity Fund - 0.2%
State Street Health Care Select Sector SPDR ETF (E)	9,367	1,449,450
Total Exchange-Traded Fund (Cost $1,343,372)		1,449,450

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.35% (F), dated 01/30/2026, to be repurchased at $2,955,916 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $3,014,892.	$ 2,955,583	2,955,583
Total Repurchase Agreement (Cost $2,955,583)		2,955,583
Total Investments (Cost $620,108,830)		693,929,953
Net Other Assets (Liabilities) - 0.7%		5,135,825
Net Assets - 100.0%		$ 699,065,778
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	348	03/20/2026	$39,486,138	$38,916,187	$—	$(569,951)
EURO STOXX 50® Index	20	03/20/2026	1,371,719	1,410,803	39,084	—
S&P 500® E-Mini Index	13	03/20/2026	4,528,364	4,527,738	—	(626)
Total Futures Contracts					$39,084	$(570,577)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$689,523,225	$—	$—	$689,523,225
Exchange-Traded Fund	1,449,450	—	—	1,449,450
Repurchase Agreement	—	2,955,583	—	2,955,583
Total	$690,972,675	$2,955,583	$—	$693,928,258
Investment Companies Measured at Net Asset Value (C)				1,695
Total Investments				$693,929,953
Other Financial Instruments
Futures Contracts (H)	$39,084	$—	$—	$39,084
Total Other Financial Instruments	$39,084	$—	$—	$39,084
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(570,577)	$—	$—	$(570,577)
Total Other Financial Instruments	$(570,577)	$—	$—	$(570,577)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$74,841,556	$4,335,986	$—	$—	$(284,279)	$78,893,263	9,668,292	$835,986	$—
Transamerica Bond, Class R6	27,901,705	299,706	(5,000,000)	124,441	(255,586)	23,070,266	2,834,185	297,773	—
Transamerica Capital Growth, Class I2	6,403,145	—	—	—	(1,143,569)	5,259,576	420,430	—	—
Transamerica Capital Growth, Class R6	1,005,512	—	(600,000)	166,037	(282,910)	288,639	23,073	—	—
Transamerica Core Bond, Class I2	261,117,719	5,648,411	(4,000,000)	(621,586)	(251,601)	261,892,943	30,171,998	2,648,411	—
Transamerica Emerging Markets Debt, Class I2	12,528,929	261,957	—	—	304,993	13,095,879	1,320,149	261,957	—
Transamerica Emerging Markets Debt, Class R6	4,495,153	72,980	(1,000,000)	72,893	14,604	3,655,630	367,770	72,980	—
Transamerica Emerging Markets Equity, Class I2	3,136,615	32,093	—	—	309,190	3,477,898	293,741	32,093	—
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity, Class R6	$2,379,787	$23,995	$—	$—	$235,462	$2,639,244	221,599	$23,995	$—
Transamerica Energy Infrastructure, Class I2	4,713,679	52,011	—	—	497,874	5,263,564	559,954	52,011	—
Transamerica Floating Rate, Class I2	5,054,906	100,680	—	—	(63,182)	5,092,404	580,662	100,680	—
Transamerica Global Allocation Liquidating Trust, Class I2	1,695	—	—	—	—	1,695	1,340	—	—
Transamerica High Yield Bond, Class I2	293,131	5,091	—	—	(9)	298,213	36,103	5,091	—
Transamerica High Yield Bond, Class R6	3,326,986	37,658	(1,700,000)	16,519	(12,545)	1,668,618	202,012	37,658	—
Transamerica Inflation Opportunities, Class I2	23,246,693	174,677	—	—	(117,034)	23,304,336	2,361,128	174,677	—
Transamerica International Equity, Class I2	26,620,651	2,024,694	—	—	989,372	29,634,717	1,126,795	1,046,236	978,458
Transamerica International Focus, Class I2	7,004,067	91,412	—	—	(388,035)	6,707,444	984,940	36,623	54,789
Transamerica International Focus, Class R6	3,052,009	39,360	(2,000,000)	89,219	(244,398)	936,190	136,471	15,618	23,743
Transamerica International Small Cap Value, Class I2	2,862,095	127,794	(1,000,000)	241,658	(122,289)	2,109,258	113,523	120,595	7,199
Transamerica International Stock, Class I2	22,540,946	648,417	—	—	1,909,829	25,099,192	1,580,554	443,905	204,513
Transamerica International Stock, Class R6	3,460,125	99,440	—	—	293,232	3,852,797	242,620	68,047	31,394
Transamerica Large Cap Value, Class I2	73,030,099	2,431,168	(4,000,000)	612,313	4,408,995	76,482,575	4,241,962	189,705	2,241,462
Transamerica Large Cap Value, Class R6	5,597,918	105,504	(5,000,000)	816,549	(623,381)	896,590	49,700	8,233	97,271
Transamerica Long Credit, Class I2	13,751,664	171,779	—	—	(258,600)	13,664,843	1,449,082	171,779	—
Transamerica Mid Cap Growth, Class I2	2,128,727	403,890	—	—	(497,739)	2,034,878	234,703	140,874	263,016
Transamerica Mid Cap Growth, Class R6	3,752,831	713,305	(1,000,000)	(101,403)	(778,471)	2,586,262	298,990	248,796	464,509
Transamerica Mid Cap Value Opportunities, Class I2	2,526,198	391,080	—	—	(202,146)	2,715,132	262,585	71,206	319,873
Transamerica Mid Cap Value Opportunities, Class R6	1,108,024	169,416	—	—	(86,705)	1,190,735	113,511	30,831	138,585
Transamerica Short-Term Bond, Class I2	6,601	69	—	—	7	6,677	673	69	—
Transamerica Small Cap Growth, Class I2	2,165,823	276,248	—	—	(256,154)	2,185,917	402,563	—	276,248
Transamerica Small Cap Growth, Class R6	1,537,061	196,050	(500,000)	(107,917)	(76,729)	1,048,465	193,444	—	196,050
Transamerica Small Cap Value, Class I2	1,956,697	105,867	—	—	139,574	2,202,138	401,118	29,883	75,984
Transamerica Small Cap Value, Class R6	1,650,064	87,909	(500,000)	44,801	77,495	1,360,269	243,340	24,814	63,094
Transamerica Sustainable Equity Income, Class I2	5,141,032	14,861	—	—	375,323	5,531,216	605,829	14,861	—
Transamerica US Growth, Class I2	83,640,341	3,351,098	—	—	(6,047,810)	80,943,629	2,383,499	—	3,351,098
Transamerica US Growth, Class R6	1,464,843	58,706	(1,000,000)	185,218	(274,939)	433,828	12,778	—	58,706
Total	$695,445,027	$22,553,312	$(27,300,000)	$1,538,742	$(2,712,161)	$689,524,920	64,141,116	$7,205,387	$8,845,992
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$13,784	$1,695	0.0%*

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Conservative Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds